DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details 1) (USD $)	12 Months Ended	3 Months Ended
	Mar. 31, 2013	Jun. 30, 2013 Convertible Feature Derivative and Down-round Protection Derivative (combined) Minimum	Jun. 30, 2013 Convertible Feature Derivative and Down-round Protection Derivative (combined) Maximum	Jun. 30, 2013 Warrant Derivative and Warrant Down-round Protection Derivative (combined) Minimum	Jun. 30, 2013 Warrant Derivative and Warrant Down-round Protection Derivative (combined) Maximum
Fair value of financial assets		$ 3,564,483	$ 3,564,483	$ 2,488,280	$ 2,488,280
Valuation Technique1		Binomial Option Pricing model	Binomial Option Pricing model	Binomial Option Pricing model	Binomial Option Pricing model
Unobservable Input		Probability of common stock issuance at price less than conversion prices stated in agreements	Probability of common stock issuance at price less than conversion prices stated in agreements	Probability of common stock issuance at price less than conversion prices stated in agreements	Probability of common stock issuance at price less than conversion prices stated in agreements
Range	100.00%	5.00%	65.00%	5.00%	50.00%